Segments (Reconciliation of Net Income (Loss) to EBITDA) (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Segment	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting, Other Significant Reconciling Item [Line Items]
Number of Operating segments | Segment	3		3
Net loss	$ (19.4)	$ (93.7)	$ (192.1)	$ (2,303.7)	$ (10.4)
Interest and debt expense, net	26.5	36.1	125.1	140.1	127.1
(Gain) loss on modification/extinguishment of debt	37.3	0.0	(10.0)	20.0	0.0
Provision (benefit) for income taxes	(0.1)	0.0	0.3	(1.4)	1.1
Depreciation, amortization and accretion	48.4	62.3	229.6	300.1	285.3
EBITDA	92.7	4.7	152.9	(1,844.9)	403.1
Crestwood Midstream Partners LP
Segment Reporting, Other Significant Reconciling Item [Line Items]
Net loss	(21.4)	(95.3)	(197.5)	(1,410.6)	14.7
Interest and debt expense, net	26.5	36.1	125.1	130.5	111.4
(Gain) loss on modification/extinguishment of debt	37.3	0.0	(10.0)	18.9	0.0
Provision (benefit) for income taxes	(0.1)	(0.2)	0.0	0.0	0.9
Depreciation, amortization and accretion	51.2	64.9	240.5	278.5	255.4
EBITDA	$ 93.5	$ 5.5	$ 158.1	$ (982.7)	$ 382.4